Summary of Significant Accounting Policies (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 21, 2020	Feb. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Unrecognized tax benefits		$ 1,671,000	$ 1,671,000	$ 1,671,000	$ 1,275,000	$ 639,000
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Accounting Policies [Line Items]
Cash	$ 557,200	1,295,380
Unrecognized tax benefits	0	0
Accrued interest and penalties	0	0
Cash subject to federal depository insurance	$ 250,000	$ 250,000